Capital Stock and Warrants - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Nov. 30, 2011	Jan. 31, 2011	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Warrant or Right [Line Items]
Common stock, shares issued	21,250,000		47,719,365	47,719,365	47,715,709
Warrants to purchase up to an aggregate			16,488,432	16,488,432
Gross proceeds of financing	$ 17.0
Net proceeds from financing	15.6
Warrants expiration period		2012-01
Additional proceeds from the exercise of 5 year warrants	11.7
Exercise price of warrants per share	1.00
5-year warrants exercisable		Jan. 11, 2016
Additional shares of common stock purchased using warrants	10,625,000
Aggregate number of common stock	0.5
Warrants exercisable	Nov. 16, 2016
Compensation warrants exercisable date	Apr. 01, 2015
Convertible Common Stock
Class of Warrant or Right [Line Items]
Common stock, shares issued		8,184,556
Gross proceeds of financing		22.5
Net proceeds from financing		21.0
Exercise price of warrants per share		2.75
Series F Preferred Stock
Class of Warrant or Right [Line Items]
Additional proceeds from the exercise of 5 year warrants		5.6
Maximum
Class of Warrant or Right [Line Items]
Warrants to purchase up to an aggregate	1,062,500
Warrant
Class of Warrant or Right [Line Items]
Exercise price of warrants per share	1.10
5-year warrants
Class of Warrant or Right [Line Items]
Warrants to purchase up to an aggregate		2,046,139
Period of warrant		5 years
1-year warrants
Class of Warrant or Right [Line Items]
Warrants to purchase up to an aggregate		2,046,139
Period of warrant		1 year